INCOME TAXES - Additional Information (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Valuation allowance related to the foreign tax credit deferred tax asset	$ 1,002	$ 0	$ 0
Research tax credits | California
Tax Credit Carryforward [Line Items]
Credit carryforwards carried forward indefinitely	2,900
Research tax credits | Texas
Tax Credit Carryforward [Line Items]
Credit carryforwards carried forward for limited years	$ 500
Credit carryforward, limitation period (in years)	20 years
Foreign tax credits
Tax Credit Carryforward [Line Items]
Credit carryforward, limitation period (in years)	10 years
Deferred tax assets related to foreign tax credits	$ 3,400
Foreign tax credit related to the deferred tax asset	800
Valuation allowance related to the foreign tax credit deferred tax asset	1,000
Foreign tax credits | Asia and Israel
Tax Credit Carryforward [Line Items]
Deferred tax assets related to foreign tax credits	$ 2,600